Credit facilities	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Credit facilities

Note 9 Credit facilities

As of June 30, 2025 and December 2024, bank loan consisted of the following:

Bank Name	Nature of Loan	December 31, 2024	June 30, 2025
		HK$’000	HK$’000
Bank of China (Hong Kong)	Revolving loan(1)	11,000	11,000
Total		11,000	11,000

(1)	This loan is a revolving loan up to HK$11,000,000, carries an interest of 2.25% below Hong Kong prime rate and is collateralized by the Company’s office premises located in Hong Kong; a Hong Kong property jointly owned by Mr. Li and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.

Interest expenses incurred from bank borrowings were HK$244,000 and HK$206,000 for the six months ended June 30, 2024 and 2025, respectively. The interest expense represented the weighted average interest rate of 3.6% and 3.6%, respectively, for the for the six months ended June 30, 2024 and 2025.

Note 9 Credit facilities

As of December 31, 2024 and 2023, bank loan consisted of the following:

		December 31
Bank Name	Nature of Loan	2023	2024
		HK$’000	HK$’000
Bank of China (Hong Kong)	Revolving loan(1)	11,000	11,000
Total		11,000	11,000

(1)	This loan is a revolving loan up to HK$11,000,000, carries an interest of 2.25% below Hong Kong prime rate and is collateralized by the Company’s office premises located in Hong Kong; a Hong Kong property jointly owned by Mr. Li and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.

Interest expenses incurred from bank borrowings were HK$474,000, HK$396,000 and HK$313,000 for the years ended December 31, 2024, 2023 and 2022, respectively. The interest expense represented the weighted average interest rate of 3.6%, 3.6% and 2.8%, respectively, for the years ended December 31, 2024, 2023 and 2022.